SEGMENT AND DISAGGREGATED REVENUE INFORMATION - Other Expense (Income), Net by Type (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2021	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Restructuring charges:
Restructuring charges									$ 55.3	$ 51.1
Other items:
Transaction and related costs	$ 1.0		$ 0.7	$ 2.5	$ 2.6				4.2	2.6
Legal settlement						$ 3.4				3.4
Other restructuring-related charge											$ 0.5
Net gain on investments	(6.9)	$ 1.5							(5.4)
Net gain on sales of assets	(0.5)							$ (3.2)	(0.5)	(3.2)	(2.7)
Reversal of acquisition-related contingent consideration											(5.0)
Other expense (income), net	(3.7)	12.4	40.0	4.9	31.5	6.7	$ 7.5	7.5	53.6	53.2	69.9
Argentina
Other items:
Argentine peso remeasurement transition loss											3.4
Severance and related costs
Restructuring charges:
Restructuring charges	$ 2.7	6.5	37.5	$ 2.4	25.5	$ 3.3	6.1	10.4	49.1	45.3	63.0
Asset impairment charges and lease cancellation costs
Restructuring charges:
Restructuring charges		$ 4.4	$ 1.8		$ 3.4		$ 1.4	$ 0.3	$ 6.2	$ 5.1	$ 10.7